Feb. 26, 2026
Invesco Rochester High Yield Municipal ETF | Invesco Rochester High Yield Municipal ETF
Investment Objective
The Invesco Rochester® High Yield Municipal ETF (the “Fund”) seeks current income exempt from federal income tax.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.39%

Other Expenses	None

Acquired Fund Fees and Expenses[2]	0.01

Total Annual Fund Operating Expenses	0.40

Fee Waiver and/or Expense Reimbursement[3]	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39

1	Effective July 1, 2025, the Adviser has agreed to waive 100% of its management fee for the Fund through December 31, 2026.
2
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3
Through August 31, 2027, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$40	$127	$223	$504

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.
The municipal securities in which the Fund will invest include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The types of municipal securities in which the Fund will invest include fixed and variable rate securities. The Fund will normally maintain a weighted average portfolio duration of less than 7.5 years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
The Fund generally will invest at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities, which Invesco Advisers, Inc. (the “Sub-Adviser”) defines as (i) bonds rated BBB or lower by S&P Global Ratings (“S&P”), Baa or lower by Moody’s Ratings (“Moody’s”), or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are inclusive of some securities rated investment grade; however, many bonds in which the Fund will invest are rated “below investment grade” (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities). Below investment grade bonds are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated below investment-grade).
At times, the market conditions in the municipal securities markets may be such that the Sub-Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Sub-Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Sub-Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or unrated securities determined by the Sub-Adviser to be of comparable quality.
The Fund may invest up to 10% of its total assets in defaulted or distressed municipal securities. If a security defaults or is downgraded subsequent to purchase by the Fund, the Sub-Adviser will determine in its discretion whether to hold or dispose of such security based on the Sub-Adviser’s assessment of the amount the Fund could expect to receive after holding the security for a longer term.
The Fund may invest in inverse floating rate municipal obligations (also known as “inverse floaters”) issued in connection with tender option bond programs to generate leverage. Inverse floaters are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues the short-term floating rate securities to third parties and the inverse floater to the Fund. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, and any remaining amounts paid to the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. The Fund’s investments in inverse floating rate municipal obligations are included for purposes of the 80% policy described above.
The Fund may invest in derivative instruments, including futures contracts and swap agreements. The Fund may use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund may use swap agreements, including interest rate swaps, to hedge its exposure to interest rates. The Fund’s combined investment in inverse floating rate municipal obligations and derivatives will not exceed 15% of its net assets.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax (AMT). From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in municipal securities that are illiquid or thinly traded. The Fund may also invest in municipal securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).
The Fund’s investments may include municipal securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell municipal securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest up to 25% of its total assets in municipal securities that are tobacco settlement revenue bonds and up to 25% of its total assets in municipal securities that are tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the Master Settlement Agreement (MSA). The MSA settled claims by 46 states and six other U.S. jurisdictions against the largest U.S. tobacco manufacturers. A number of the states have sold bonds that are backed by the future payments made by the tobacco manufacturers pursuant to the MSA. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.
In managing the Fund, the Sub-Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer. The credit research process utilized by the Sub-Adviser to implement the Fund’s investment strategy in pursuit of its investment objective considers factors that include, but are not limited to, an issuer’s operations and capital structure.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state, territory or possession of the United States. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state, territory or possession of the United States.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2023	5.92%
Worst Quarter	September 30, 2023	-2.60%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	Since Inception
Return Before Taxes	12/9/2022	4.02%	4.67%
Return After Taxes on Distributions		3.97	4.62
Return After Taxes on Distributions and Sale of Fund Shares		4.29	4.55

Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index) (reflects no deduction for fees, expenses or taxes)[1]		3.50	5.08

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		4.26	3.74

S&P Municipal Bond 50% Investment Grade/50% High Yield Index (reflects no deduction for fees, expenses or taxes)[1]		3.66	4.57

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)		3.28	5.45

1
Effective February 24, 2025, the Fund changed its supplemental benchmark from the S&P Municipal Bond 50% Investment Grade/50% High Yield Index to the Custom Invesco High Yield Municipal Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) (“New Blended Index”) to reflect that the New Blended Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.